Lease - Schedule of Amounts Recognized in Consolidated Statements of Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Interest expense relating to lease liabilities (included in finance cost)	₩ 272	₩ 130	₩ 157
Expense relating to short-term leases	150	50	30
Expense relating to leases of low-value assets excluding short-term leases	₩ 45	₩ 47	₩ 22